NOTE 2 - GOING CONCERNS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
NOTE 2 - GOING CONCERNS

2.	Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business.  The accompanying consolidated financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern.  The Company has experienced substantial losses, maintains a negative working capital and capital deficits, which raise substantial doubt about the Company's ability to continue as a going concern.

The Company is working to manage its current liabilities while it continues to make changes in operations to improve its cash flow and liquidity position. The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon the Company’s ability to generate revenue from the sale of its services and the cooperation of the Company’s note holders to assist with obtaining working capital to meet operating costs in addition to our ability to raise funds.